Leases (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Leases [Line Items]
Right-of-use asset		€ 44,386	$ 52,115	€ 34,315
Lease liabilities		€ 36,335	7,067
Discontinued operations [member]
Leases [Line Items]
Discontinued operation	$ 66
Depreciation expenses	$ 111
Ellomay Solar photovoltaic [Member]
Leases [Line Items]
Operating Lease Agreement Term	31 years
Right-of-use asset			$ 3,069
Ellomay Solar Italy One Srl [Member]
Leases [Line Items]
Operating Lease Agreement Term	31 years
Office Space [Member]
Leases [Line Items]
Payment of lease liabilities	$ 328